Related Party Transactions (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Apr. 02, 2015	Sep. 16, 2014	Jun. 14, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Equity instruments issued arrears of compensation			$ 37,500
Amounts payable to directors	$ 293,546					$ 293,546		$ 293,546		$ 293,546
Options, issued during period								5,365,729		27,756,821
Stock based compensation expense								$ 564,399	$ 10,783,948	$ 11,667,361	$ 9,877
Director [Member]
Options, issued during period	147,058	111,112		642,200	134,553
Fair value of stock option	$ 50,000	$ 16,667		$ 597,246	$ 108,988
Stock based compensation expense						50,000	$ 185,640	360,931	235,411
Executive Chairman Agreement [Member] | Director [Member]
Consulting fees to director						$ 37,500	$ 64,615	139,615	$ 184,615
Paid in stock option								$ 130,385